Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 10,537,221	$ 130,456,785
Less: accumulated amortization	4,682,071	2,136,210
Less: impairment	(5,796,831)	(120,440,421)
Intangible assets, net	58,319	7,880,154
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	142,904	135,840
Patent [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets		120,440,421
License [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 10,394,317	$ 9,880,524